Trade and Other Receivables - Schedule of Changes in Summary of Changes in Provision for Impairment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets beginning balance	₩ (15,315,773)
Financial assets ending balance	(16,177,370)	₩ (15,315,773)
Valuation allowance
Disclosure of financial assets [line items]
Financial assets beginning balance	379,626
Financial assets ending balance	387,029	379,626
Trade receivables | Valuation allowance
Disclosure of financial assets [line items]
Financial assets beginning balance	379,626	331,290
Provision	71,654	95,060
Reversal	0	0
Write-off/reimbursement	(63,714)	(51,811)
Changes in consolidation scope	(467)	0
Others	(70)	5,087
Financial assets ending balance	387,029	379,626
Other receivables | Valuation allowance
Disclosure of financial assets [line items]
Financial assets beginning balance	204,594	183,636
Provision	63,886	82,123
Reversal	(144)	(380)
Write-off/reimbursement	(76,069)	(65,921)
Changes in consolidation scope	(1,553)	0
Others	303	5,136
Financial assets ending balance	₩ 191,017	₩ 204,594